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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-12

Check here if Amendment [_]; Amendment Number: ______

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smith Affiliated Capital Corp
Address: 800 Third Ave, 12th Floor
         Newyork, NY 10023

Form 13F File Number: 28-14634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Smith
Title:   President / CIO
Phone:   212 644-9440

Signature Place and Date of Signing:

       /s/ Matthew Smith             Newyork, NY                  5/15/12
--------------------------      ----------------------      -----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28- N/A                       None
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       N/A

Form 13F Information Table Entry Total:  $ 271,704,019.10

Form 13F Information Table Value Total:    271,704,019.10
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name

__    28-None                  _____________________________

[Repeat as necessary.]

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                    SACC-Form 13 F as of 3/31/12

                                                            Shares or Shs/ Put/ Investment  Other
Name of Issuer     Title of Class   Cusip        Value       Prn Amt  Prn  Call Discretion manager Voting Authority
------------------ -------------- --------- --------------- --------- ---- ---- ---------- ------- ----------------
Central Gold Trust    A-shares    153546106 $132,426,791.30 2,077,283
Yes                   Sole
Central Fund          A-shares    153501101 $139,277,227.80 6,332,564
Yes                   Sole